Note 5 - Goodwill and Intangible Assets (Details) - Changes in the Carrying Amount of Goodwill by Segment (USD $) In Thousands, unless otherwise specified			12 Months Ended					12 Months Ended		9 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012 Predecessor [Member] Performance Materials [Member]	Oct. 31, 2013 Predecessor [Member] Performance Materials [Member]	Oct. 31, 2013 Predecessor [Member] Graphic Solutions [Member]	Dec. 31, 2012 Predecessor [Member] Graphic Solutions [Member]	Dec. 31, 2011 Predecessor [Member] Graphic Solutions [Member]	Dec. 31, 2012 Predecessor [Member]	Oct. 31, 2013 Predecessor [Member]	Dec. 31, 2013 Successor [Member] Performance Materials [Member]	Dec. 31, 2013 Successor [Member] Graphic Solutions [Member]	Dec. 31, 2013 Successor [Member]	Mar. 31, 2014 Performance Materials [Member]	Dec. 31, 2013 Performance Materials [Member]	Mar. 31, 2014 Graphic Solutions [Member]	Dec. 31, 2013 Graphic Solutions [Member]
Goodwill [Line Items]
Goodwill Balance	$ 1,001,748	$ 1,002,886	$ 446,101	$ 443,316	$ 28,480	$ 28,480	$ 28,480	$ 474,581	$ 471,796				$ 773,037	$ 773,713	$ 228,711	$ 229,173
Goodwill Balance	1,001,748	1,002,886	447,752	443,316	28,480	28,480	28,480	476,232	471,796	773,713	229,173	1,002,886	773,037	773,713	228,711	229,173
Addition from acquisitions			1,940					1,940		766,994	226,825	993,819
Foreign currency translation and other	$ 4,591		$ (289)	$ (4,436)				$ (289)	$ (4,436)	$ 6,719	$ 2,348	$ 9,067	$ 4,129		$ 462